Parametric
Emerging Markets Fund
October 31, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 100.1%
Security	Shares	Value
Argentina — 1.3%
Bioceres Crop Solutions Corp.(1)(2)	2,400	$ 4,872
Central Puerto SA ADR(1)(2)	7,000	108,920
Cresud SA ADR(1)	4,131	51,100
Globant SA(1)	2,700	166,266
Grupo Financiero Galicia SA ADR(1)(2)	2,555	151,077
IRSA Inversiones y Representaciones SA ADR	4,613	71,502
Loma Negra Cia Industrial Argentina SA ADR(1)(2)	8,024	88,023
MercadoLibre, Inc.(1)	495	1,151,994
Pampa Energia SA ADR(1)	1,829	156,928
Telecom Argentina SA ADR(1)	6,900	77,625
Transportadora de Gas del Sur SA, Class B ADR(1)(2)	2,413	75,117
YPF SA ADR(1)(2)	14,824	540,038
		$ 2,643,462
Bahrain — 0.4%
Al Salam Bank BSC	703,095	$ 415,135
GFH Financial Group BSC	612,932	370,127
		$ 785,262
Bangladesh — 0.3%
Bangladesh Export Import Co. Ltd.(1)(3)	70,279	$ 0
Beximco Pharmaceuticals Ltd.	100,930	96,008
City Bank PLC	353,534	70,782
GrameenPhone Ltd.	18,840	43,584
Heidelberg Materials Bangladesh PLC	18,065	33,410
Jamuna Oil Co. Ltd.	22,841	34,974
Olympic Industries PLC	24,067	29,189
Pubali Bank PLC	175,488	40,555
Renata PLC(1)	6,549	23,368
Square Pharmaceuticals PLC	138,209	241,311
Summit Power Ltd.	107,026	12,561
Titas Gas Transmission & Distribution Co. Ltd.	150,108	22,159
Unique Hotel & Resorts PLC(1)	71,627	23,372
United Commercial Bank PLC(1)	741,745	58,204
		$ 729,477
Botswana — 0.5%
Botswana Insurance Holdings Ltd.	63,055	$ 104,292
First National Bank of Botswana Ltd.	256,849	100,583
Letshego Africa Holdings Ltd.(1)	648,236	44,247
Sechaba Breweries Holdings Ltd.	295,128	785,162
		$ 1,034,284
Security	Shares	Value
Brazil — 5.3%
Adecoagro SA(2)	2,632	$ 21,214
Alpargatas SA, PFC Shares	51,100	100,491
Ambev SA	142,850	337,480
Arcos Dorados Holdings, Inc., Class A	8,100	58,077
Azzas 2154 SA	10,190	54,379
B3 SA - Brasil Bolsa Balcao	26,000	61,183
Banco Bradesco SA, PFC Shares	43,292	146,132
Centrais Eletricas Brasileiras SA, Class B, PFC Shares	33,600	370,915
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	12,660	310,220
Cia Energetica de Minas Gerais, PFC Shares	54,340	114,539
Cia Siderurgica Nacional SA	27,600	48,429
Cogna Educacao SA	409,436	284,629
Cosan SA(1)	39,700	45,382
Cyrela Brazil Realty SA Empreendimentos e Participacoes	23,700	134,228
Direcional Engenharia SA	52,200	164,752
Embraer SA ADR	9,248	596,311
Energisa SA	21,400	206,166
Eneva SA(1)	44,400	151,110
Engie Brasil Energia SA	8,250	61,339
Equatorial Energia SA	27,300	185,977
Fleury SA	31,395	84,907
Gerdau SA, PFC Shares	20,034	70,529
Hapvida Participacoes e Investimentos SA(1)(4)	33,061	192,223
Hypera SA	36,000	172,909
Itau Unibanco Holding SA, PFC Shares	33,132	242,888
Itausa SA, PFC Shares	61,470	133,110
JBS NV BDR(1)	10,112	134,371
Klabin SA, PFC Shares	114,180	76,191
Localiza Rent a Car SA	20,789	152,403
Lojas Renner SA	106,322	293,278
LWSA SA(4)	73,600	53,490
Magazine Luiza SA	27,330	43,027
MBRF Global Foods Co. SA	56,664	188,214
Motiva Infraestrutura de Mobilidade SA	26,700	78,810
Multiplan Empreendimentos Imobiliarios SA	30,700	156,868
Natura Cosmeticos SA(1)	41,000	68,664
NU Holdings Ltd., Class A(1)	21,500	346,365
Petroleo Brasileiro SA - Petrobras, PFC Shares	149,100	824,492
Prio SA(1)	7,000	46,880
Raia Drogasil SA	46,472	172,760
Raizen SA, PFC Shares(1)	135,400	23,909
Rede D'Or Sao Luiz SA(4)	80,300	646,884
Rumo SA	37,219	110,136
Sendas Distribuidora SA	51,145	81,757
Smartfit Escola de Ginastica e Danca SA	25,000	117,008

Parametric
Emerging Markets Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Brazil (continued)
StoneCo Ltd., Class A(1)	4,900	$ 93,149
Suzano SA	10,620	96,509
Telefonica Brasil SA	48,160	286,814
TIM SA	80,500	363,450
TOTVS SA	43,070	355,211
Vale SA	66,647	808,443
Vibra Energia SA	102,100	451,673
Vivara Participacoes SA	17,400	100,908
WEG SA	31,104	243,400
YDUQS Participacoes SA	24,300	64,183
		$ 10,828,766
Bulgaria — 0.3%
CB First Investment Bank AD(1)	101,904	$ 303,657
Chimimport AD(1)	164,922	67,594
MonBat AD(1)	28,235	31,143
Sopharma AD	185,718	297,357
		$ 699,751
Chile — 2.6%
Aguas Andinas SA, Series A	483,322	$ 184,161
Banco de Chile	2,960,094	512,162
Banco de Credito e Inversiones SA	3,443	176,699
Banco Santander Chile	3,218,212	232,526
CAP SA(1)	7,626	50,959
Cencosud SA	133,252	412,736
Cia Cervecerias Unidas SA	16,853	107,362
Cia Sud Americana de Vapores SA	4,277,766	212,637
Colbun SA	624,587	93,873
Embotelladora Andina SA, Class B, PFC Shares	51,948	233,666
Empresa Nacional de Telecomunicaciones SA	24,183	115,196
Empresas CMPC SA	45,100	65,132
Empresas COPEC SA	45,024	321,633
Enel Americas SA	1,632,285	154,318
Enel Chile SA	1,903,814	145,314
Falabella SA	131,123	825,678
Parque Arauco SA	232,299	647,653
Quinenco SA	9,770	44,663
Ripley Corp. SA	156,610	76,096
Sociedad Matriz SAAM SA	1,031,318	136,558
Sociedad Quimica y Minera de Chile SA, Series B, PFC Shares(1)	6,900	335,713
SONDA SA	225,936	81,949
Vina Concha y Toro SA	92,943	101,344
		$ 5,268,028
Security	Shares	Value
China — 16.0%
3SBio, Inc.(2)(4)	98,000	$ 389,908
AAC Technologies Holdings, Inc.	27,000	138,791
Aier Eye Hospital Group Co. Ltd., Class A	24,105	41,482
Air China Ltd., Class H(1)	178,000	130,802
Alibaba Group Holding Ltd. ADR(2)	6,400	1,090,752
Aluminum Corp. of China Ltd., Class H	144,000	183,099
Angang Steel Co. Ltd., Class H(1)	306,400	79,999
Anhui Conch Cement Co. Ltd., Class H	54,500	162,490
ANTA Sports Products Ltd.	15,000	156,572
Baidu, Inc. ADR(1)	1,632	197,260
Bank of Beijing Co. Ltd., Class A	182,760	143,645
Bank of China Ltd., Class H	321,000	181,764
Bank of Ningbo Co. Ltd., Class A	19,850	79,121
Beijing Capital International Airport Co. Ltd., Class H(1)(2)	308,000	110,549
Beijing Enterprises Holdings Ltd.	39,500	173,321
Beijing Enterprises Water Group Ltd.(2)	290,000	93,209
Beijing Originwater Technology Co. Ltd., Class A	39,363	24,132
BeOne Medicines Ltd. ADR(1)(2)	1,900	589,912
BOE Technology Group Co. Ltd., Class A	341,100	194,707
BYD Co. Ltd., Class H	22,960	296,643
BYD Electronic International Co. Ltd.(2)	29,000	136,144
Changchun High-Tech Industry Group Co. Ltd., Class A	6,200	97,869
Changjiang Securities Co. Ltd., Class A	112,200	139,142
Chengdu Xingrong Environment Co. Ltd., Class A	125,700	124,763
China Coal Energy Co. Ltd., Class H(2)	144,000	202,845
China Communications Services Corp. Ltd., Class H	118,000	70,719
China Construction Bank Corp., Class H	297,630	294,666
China Everbright Environment Group Ltd.	234,925	145,357
China Gas Holdings Ltd.	165,400	170,121
China Jinmao Holdings Group Ltd.	352,000	60,831
China Life Insurance Co. Ltd., Class H	35,000	110,372
China Longyuan Power Group Corp. Ltd., Class H(2)	188,000	174,108
China Mengniu Dairy Co. Ltd.	58,000	105,546
China Merchants Bank Co. Ltd., Class H	18,024	112,984
China Merchants Port Holdings Co. Ltd.	42,035	81,412
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	74,674	99,179
China National Building Material Co. Ltd., Class H	166,000	117,637
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	15,200	108,549
China Oilfield Services Ltd., Class H	198,000	193,298
China Overseas Land & Investment Ltd.	115,160	193,261
China Petroleum & Chemical Corp., Class H	909,741	483,895
China Railway Group Ltd., Class H	281,000	142,545
China Resources Beer Holdings Co. Ltd.	34,000	116,298
China Resources Gas Group Ltd.	49,000	134,741
China Resources Land Ltd.	86,000	310,713

Parametric
Emerging Markets Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
China (continued)
China Resources Medical Holdings Co. Ltd.(2)	163,000	$ 70,823
China Resources Power Holdings Co. Ltd.	69,600	166,434
China Shenhua Energy Co. Ltd., Class H(2)	129,500	674,330
China Shineway Pharmaceutical Group Ltd.	110,000	118,819
China Southern Airlines Co. Ltd., Class H(1)	108,000	65,128
China State Construction Engineering Corp. Ltd., Class A	156,440	119,417
China Tourism Group Duty Free Corp. Ltd., Class A	6,700	71,672
China Travel International Investment Hong Kong Ltd.(1)(2)	714,855	158,090
China Vanke Co. Ltd., Class H(1)(2)	149,577	84,741
China Yangtze Power Co. Ltd., Class A	112,600	444,849
CITIC Ltd.	142,000	219,479
CMOC Group Ltd., Class H	132,000	285,774
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	130,000	183,799
COSCO SHIPPING Holdings Co. Ltd., Class H(2)	61,866	107,290
COSCO SHIPPING Ports Ltd.	110,000	81,093
Country Garden Holdings Co. Ltd.(1)	400,880	29,377
Country Garden Services Holdings Co. Ltd.	56,589	44,996
CSPC Pharmaceutical Group Ltd.	239,760	236,162
Daqo New Energy Corp. ADR(1)	1,900	62,054
Dong-E-E-Jiao Co. Ltd., Class A	16,200	108,097
East Money Information Co. Ltd., Class A	24,751	88,791
Focus Media Information Technology Co. Ltd., Class A	196,344	213,708
Ganfeng Lithium Group Co. Ltd., Class A	14,770	143,369
GDS Holdings Ltd. ADR(1)	9,300	332,010
Gemdale Corp., Class A(1)	80,700	44,372
Great Wall Motor Co. Ltd., Class H	50,000	96,708
Guangdong Baolihua New Energy Stock Co. Ltd., Class A	86,500	57,882
Guangdong Investment Ltd.	186,000	176,697
Haier Smart Home Co. Ltd., Class H	47,553	154,637
Han's Laser Technology Industry Group Co. Ltd., Class A	23,400	135,492
Hengan International Group Co. Ltd.	24,500	85,806
Huadian Power International Corp. Ltd., Class H	240,000	141,479
Huadong Medicine Co. Ltd., Class A	32,753	191,273
Huaneng Power International, Inc., Class H	222,000	183,396
Huayu Automotive Systems Co. Ltd., Class A	53,308	153,090
Hubei Energy Group Co. Ltd., Class A	94,014	62,503
Hundsun Technologies, Inc., Class A	31,491	139,313
Iflytek Co. Ltd., Class A	34,550	270,168
Industrial & Commercial Bank of China Ltd., Class H	291,000	225,466
Industrial Bank Co. Ltd., Class A	25,302	71,991
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	707,000	252,487
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	53,200	205,099
Innovent Biologics, Inc.(1)(4)	44,000	493,574
JD.com, Inc. ADR	6,406	211,654
Jiangsu Expressway Co. Ltd., Class H	108,000	131,446
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	38,761	349,189
Security	Shares	Value
China (continued)
Jiangsu Yanghe Distillery Co. Ltd., Class A	11,800	$ 117,443
Jiangxi Copper Co. Ltd., Class H	42,000	175,242
Jinke Property Group Co. Ltd., Class A(1)	130,499	25,655
KE Holdings, Inc. ADR	20,700	352,935
Kingboard Holdings Ltd.	34,600	123,966
Kingdee International Software Group Co. Ltd.(1)	99,000	186,778
Kingsoft Corp. Ltd.(2)	32,800	142,980
Kunlun Energy Co. Ltd.	136,000	125,009
Kweichow Moutai Co. Ltd., Class A	2,900	583,331
Lee & Man Paper Manufacturing Ltd.(2)	275,000	97,200
Lenovo Group Ltd.	204,000	297,605
Lepu Medical Technology Beijing Co. Ltd., Class A	33,300	84,839
Li Ning Co. Ltd.	21,208	46,111
Longfor Group Holdings Ltd.(2)(4)	80,500	99,436
LONGi Green Energy Technology Co. Ltd., Class A(1)	63,389	188,044
Luxshare Precision Industry Co. Ltd., Class A	71,034	629,323
Luye Pharma Group Ltd.(1)(4)	249,500	101,085
Maanshan Iron & Steel Co. Ltd., Class H(1)	286,000	93,885
Meituan, Class B(1)(4)	8,073	106,263
NARI Technology Co. Ltd., Class A	59,068	201,265
NetEase, Inc. ADR	2,610	365,661
Nine Dragons Paper Holdings Ltd.(1)	195,000	139,675
Nongfu Spring Co. Ltd., Class H(4)	11,600	77,112
OFILM Group Co. Ltd., Class A(1)	65,800	114,158
PetroChina Co. Ltd., Class H	784,000	810,435
Ping An Bank Co. Ltd., Class A	35,488	56,471
Ping An Insurance Group Co. of China Ltd., Class H	24,500	176,996
Poly Developments and Holdings Group Co. Ltd., Class A	94,900	97,760
Power Construction Corp. of China Ltd., Class A	53,800	42,650
SAIC Motor Corp. Ltd., Class A	55,100	128,917
Sanan Optoelectronics Co. Ltd., Class A	84,900	165,669
Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	81,150	91,276
Shandong Gold Mining Co. Ltd., Class A	50,680	255,866
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	112,000	78,399
Shanghai Electric Group Co. Ltd., Class H(1)	282,000	164,429
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	41,000	85,292
Shenzhen Inovance Technology Co. Ltd., Class A	10,400	112,524
Shenzhen Investment Ltd.(1)(2)	674,000	72,848
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	171,300	132,789
Siasun Robot & Automation Co. Ltd., Class A(1)	55,000	142,584
Sichuan Chuantou Energy Co. Ltd., Class A	88,600	183,351
Sino Biopharmaceutical Ltd.	475,500	433,148
Sino-Ocean Group Holding Ltd.(1)	659,000	10,214
Sinopec Shanghai Petrochemical Co. Ltd., Class H	469,000	80,272
Sinopharm Group Co. Ltd., Class H	60,400	150,551

Parametric
Emerging Markets Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
China (continued)
Sunny Optical Technology Group Co. Ltd.	26,700	$ 258,021
Tencent Holdings Ltd.	31,839	2,586,209
Tingyi (Cayman Islands) Holding Corp.	56,000	76,834
Tongling Nonferrous Metals Group Co. Ltd., Class A	424,000	315,008
Trip.com Group Ltd. ADR	2,954	208,700
Tsingtao Brewery Co. Ltd., Class H	13,566	91,686
Vnet Group, Inc. ADR(1)(2)	14,100	146,640
Wanhua Chemical Group Co. Ltd., Class A	8,165	71,869
Want Want China Holdings Ltd.	162,920	105,283
Weichai Power Co. Ltd., Class H	53,742	111,047
Weimob, Inc.(1)(2)(4)	219,000	64,094
WH Group Ltd.(4)	248,121	238,672
Wuliangye Yibin Co. Ltd., Class A	15,200	254,270
Wuxi Biologics Cayman, Inc.(1)(4)	90,000	419,768
Xiaomi Corp., Class B(1)(4)	140,000	776,707
Xinyi Solar Holdings Ltd.(2)	170,000	78,335
Yangzijiang Financial Holding Ltd.	326,900	265,673
Yangzijiang Shipbuilding Holdings Ltd.	40,900	110,461
Yankuang Energy Group Co. Ltd., Class H(2)	124,100	170,370
Yuan Longping High-tech Agriculture Co. Ltd., Class A	65,900	90,214
Yuexiu Property Co. Ltd.(2)	128,000	73,695
Yunnan Baiyao Group Co. Ltd., Class A	29,680	236,454
Zhaojin Mining Industry Co. Ltd., Class H	77,500	288,574
Zhejiang Dahua Technology Co. Ltd., Class A	69,550	200,005
Zhejiang Expressway Co. Ltd., Class H	116,000	113,240
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	41,250	111,279
Zhuzhou CRRC Times Electric Co. Ltd., Class H	32,800	166,694
Zijin Mining Group Co. Ltd., Class H(2)	190,000	786,032
ZTE Corp., Class H(2)	44,303	187,137
ZTO Express Cayman, Inc. ADR	6,900	128,271
		$ 33,007,861
Colombia — 0.7%
Cementos Argos SA	64,856	$ 173,637
Ecopetrol SA	615,569	284,256
Geopark Ltd.(2)	6,700	54,203
Grupo Argos SA	24,026	108,453
Grupo Cibest SA	13,473	218,453
Grupo Cibest SA ADR	3,555	206,332
Grupo de Inversiones Suramericana SA	11,429	138,939
Interconexion Electrica SA ESP	35,853	232,530
		$ 1,416,803
Croatia — 0.7%
Ericsson Nikola Tesla DD	432	$ 94,596
Hrvatski Telekom DD	7,870	381,069
Security	Shares	Value
Croatia (continued)
Koncar-Elektroindustrija DD	331	$ 258,716
Podravka Prehrambena Ind DD	1,328	241,116
Valamar Riviera DD	46,918	340,579
Zagrebacka Banka DD	2,776	77,972
		$ 1,394,048
Czech Republic — 0.7%
CEZ AS	16,579	$ 1,015,275
Colt CZ Group SE	1,998	72,614
Komercni Banka AS	4,346	222,324
Philip Morris CR AS	81	69,051
		$ 1,379,264
Egypt — 0.7%
Cleopatra Hospital(1)	330,000	$ 87,321
Commercial International Bank - Egypt (CIB)	146,033	326,094
Eastern Co. SAE(1)	268,069	255,301
EFG Holding SAE(1)	79,120	47,140
E-Finance for Digital & Financial Investments	198,748	60,331
ElSewedy Electric Co.	87,156	139,953
Fawry for Banking & Payment Technology Services SAE(1)	217,000	67,065
Juhayna Food Industries	143,563	99,072
Oriental Weavers	149,447	75,610
Talaat Moustafa Group	171,254	208,498
Telecom Egypt Co.	67,509	71,596
U Consumer Finance(1)	23,851	4,266
		$ 1,442,247
Estonia — 0.4%
Tallink Grupp AS	813,748	$ 556,020
TKM Grupp AS	31,842	337,685
		$ 893,705
Greece — 1.2%
Aegean Airlines SA	3,992	$ 60,594
Alpha Bank SA	58,420	229,019
Eurobank Ergasias Services and Holdings SA, Class A	44,790	168,482
GEK TERNA SA	4,483	119,651
Hellenic Telecommunications Organization SA	14,171	266,114
Holding Co. ADMIE IPTO SA	11,900	40,919
JUMBO SA	9,006	285,785
Metlen Energy & Metals PLC(1)	3,927	199,857
Motor Oil (Hellas) Corinth Refineries SA	6,265	187,747
National Bank of Greece SA	19,283	283,431
OPAP SA	9,714	200,829
Public Power Corp. SA	10,354	179,820

Parametric
Emerging Markets Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Greece (continued)
Sarantis SA	2,620	$ 38,087
Titan SA	3,453	154,609
Tsakos Energy Navigation Ltd.	3,420	83,380
		$ 2,498,324
Hungary — 0.6%
Magyar Telekom Telecommunications PLC	28,303	$ 148,341
MOL Hungarian Oil & Gas PLC	38,176	335,827
OTP Bank Nyrt	4,787	456,945
Richter Gedeon Nyrt	11,224	345,744
		$ 1,286,857
Iceland — 0.5%
Alvotech SA(1)	11,700	$ 89,505
Arion Banki Hf.(4)	94,500	132,322
Brim Hf.	74,700	36,251
Eimskipafelag Islands Hf.	8,816	21,634
Festi Hf.	82,975	208,622
Hagar Hf.	70,200	61,953
Heimar Hf.	205,400	61,787
Icelandair Group Hf.(1)	2,300,000	15,053
Islandsbanki Hf.	57,500	55,569
Kvika banki Hf.	300,000	41,745
Reitir fasteignafelag Hf.	73,100	72,709
Sildarvinnslan Hf.	124,800	84,430
Siminn Hf.	678,565	75,018
Syn Hf.(1)	84,000	12,845
		$ 969,443
India — 6.2%
ACC Ltd.	1,578	$ 33,416
Adani Energy Solutions Ltd.(1)	3,600	39,954
Adani Enterprises Ltd.	4,154	115,970
Adani Ports & Special Economic Zone Ltd.	6,719	109,883
Adani Total Gas Ltd.	4,200	29,858
Apollo Hospitals Enterprise Ltd.	2,292	198,354
Ashok Leyland Ltd.	37,200	59,241
Asian Paints Ltd.	3,500	99,058
Aurobindo Pharma Ltd.	7,224	92,668
Avenue Supermarts Ltd.(1)(4)	3,000	140,272
Axis Bank Ltd.	5,372	74,550
Bajaj Auto Ltd.	1,134	113,536
Bajaj Finance Ltd.	13,320	156,438
Bajaj Finserv Ltd.	3,629	85,293
Bharat Petroleum Corp. Ltd.	18,582	74,545
Bharti Airtel Ltd.	45,721	1,058,724
Security	Shares	Value
India (continued)
Biocon Ltd.	20,599	$ 86,339
Britannia Industries Ltd.	2,200	144,621
Cipla Ltd.	9,493	160,525
Coal India Ltd.	25,404	111,130
Container Corp. of India Ltd.	5,000	30,702
Crompton Greaves Consumer Electricals Ltd.	19,469	61,954
Cummins India Ltd.	2,531	123,739
Divi's Laboratories Ltd.	2,050	155,634
DLF Ltd.	20,247	172,359
Dr. Reddy's Laboratories Ltd.	12,585	169,334
Eicher Motors Ltd.	1,260	99,367
Embassy Office Parks REIT	14,200	68,609
GAIL (India) Ltd.	73,508	151,229
Godrej Consumer Products Ltd.	6,175	77,771
Godrej Properties Ltd.(1)	7,400	190,536
Grasim Industries Ltd.	4,143	134,848
Gujarat State Petronet Ltd.	19,482	67,895
Havells India Ltd.	5,343	89,906
HCL Technologies Ltd.	18,017	312,615
HDFC Bank Ltd.	21,408	238,032
Hero MotoCorp Ltd.	843	52,620
Hindalco Industries Ltd.	11,944	113,920
Hindustan Aeronautics Ltd.(5)	900	47,411
Hindustan Unilever Ltd.	9,071	251,922
ICICI Bank Ltd.	9,120	138,192
Indian Hotels Co. Ltd.	9,500	79,325
Indian Oil Corp. Ltd.	29,010	54,136
Indus Towers Ltd.(1)	21,944	89,925
Info Edge India Ltd.	8,500	131,883
Infosys Ltd.	53,369	889,239
Ipca Laboratories Ltd.	6,080	87,045
ITC Hotels Ltd.(1)	3,478	8,490
ITC Ltd.	34,786	164,661
Jio Financial Services Ltd.	25,074	86,661
JSW Steel Ltd.	14,970	203,276
Kotak Mahindra Bank Ltd.	3,824	90,586
Larsen & Toubro Ltd.	4,500	204,185
Lupin Ltd.	3,126	69,202
Mahindra & Mahindra Ltd.	4,776	187,544
Maruti Suzuki India Ltd.	1,314	239,300
Max Healthcare Institute Ltd.	9,725	125,719
Nestle India Ltd.	11,180	160,237
NTPC Ltd.	50,126	190,128
Oil & Natural Gas Corp. Ltd.	29,209	84,056
Pidilite Industries Ltd.	1,920	31,248
Power Grid Corp. of India Ltd.	61,021	197,982

Parametric
Emerging Markets Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
India (continued)
Reliance Industries Ltd.	55,948	$ 936,169
Siemens Energy India Ltd.(1)	641	23,022
Siemens Ltd.	641	22,332
SRF Ltd.	3,200	105,622
Sun Pharmaceutical Industries Ltd.	17,276	329,330
Sun TV Network Ltd.	7,988	50,554
Tata Consultancy Services Ltd.	14,841	510,778
Tata Consumer Products Ltd.	7,384	96,867
Tata Motors Ltd.(1)	12,352	36,282
Tata Motors Passenger Vehicles Ltd.	12,352	57,011
Tata Power Co. Ltd.	43,199	196,887
Tata Steel Ltd.	67,800	139,533
Tech Mahindra Ltd.	14,661	234,998
Titan Co. Ltd.	4,132	174,361
Torrent Pharmaceuticals Ltd.	2,968	119,027
Tube Investments of India Ltd.	2,406	81,847
UltraTech Cement Ltd.	627	84,313
UPL Ltd.	7,038	57,080
Vedanta Ltd.	20,367	113,068
Vodafone Idea Ltd.(1)	388,069	38,173
Voltas Ltd.	6,353	98,932
Wipro Ltd.	43,898	118,884
Zee Entertainment Enterprises Ltd.	44,401	50,260
Zydus Lifesciences Ltd.	3,597	39,515
		$ 12,822,643
Indonesia — 2.4%
AKR Corporindo Tbk. PT	1,258,400	$ 92,370
Alamtri Resources Indonesia Tbk. PT	1,211,600	137,161
Amman Mineral Internasional PT(1)	122,200	52,125
Aneka Tambang Tbk. PT	939,800	174,810
Aspirasi Hidup Indonesia Tbk. PT	1,088,200	29,036
Astra International Tbk. PT	1,419,500	524,879
Bank Central Asia Tbk. PT	357,600	183,088
Bank Mandiri Persero Tbk. PT	317,400	89,924
Bank Negara Indonesia Persero Tbk. PT	226,000	59,401
Bank Rakyat Indonesia Persero Tbk. PT	505,368	120,894
Barito Renewables Energy Tbk. PT	641,900	334,663
Bukit Asam Tbk. PT	433,000	62,449
Bumi Serpong Damai Tbk. PT(1)	1,396,900	82,125
Chandra Asri Pacific Tbk. PT	254,100	106,151
Charoen Pokphand Indonesia Tbk. PT	346,400	97,211
Erajaya Swasembada Tbk. PT	4,907,500	125,029
GoTo Gojek Tokopedia Tbk. PT(1)	73,797,600	265,116
Gudang Garam Tbk. PT	57,100	59,417
Indocement Tunggal Prakarsa Tbk. PT	241,800	90,768
Security	Shares	Value
Indonesia (continued)
Indofood Sukses Makmur Tbk. PT	271,700	$ 120,911
Indosat Tbk. PT	887,400	100,471
Jasa Marga (Persero) Tbk. PT	307,000	65,887
Kalbe Farma Tbk. PT	2,457,000	188,456
Lippo Karawaci Tbk. PT(1)	10,490,680	56,127
Medco Energi Internasional Tbk. PT	1,299,520	103,989
Mitra Adiperkasa Tbk. PT	1,163,700	90,139
Mitra Keluarga Karyasehat Tbk. PT(5)	1,185,700	183,992
Perusahaan Gas Negara Tbk. PT	1,365,300	142,751
Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	1,193,000	100,702
Sarana Menara Nusantara Tbk. PT	799,800	26,176
Semen Indonesia Persero Tbk. PT	320,600	53,114
Sumber Alfaria Trijaya Tbk. PT	667,300	80,578
Telkom Indonesia Persero Tbk. PT	2,596,600	502,272
Unilever Indonesia Tbk. PT	309,900	48,052
United Tractors Tbk. PT	130,583	211,137
Vale Indonesia Tbk. PT	212,040	60,502
Waskita Karya Persero Tbk. PT(1)(3)	2,474,900	0
XLSMART Telecom Sejahtera Tbk. PT	485,100	76,105
		$ 4,897,978
Jordan — 0.6%
Arab Bank PLC	52,362	$ 492,983
Arab Potash	5,725	278,434
International General Insurance Holdings Ltd.	4,200	89,460
Jordan Islamic Bank	13,918	87,130
Jordan Petroleum Refinery Co.	23,035	177,836
Jordan Telecommunications Co. PSC	14,640	62,968
Jordanian Electric Power Co.	19,038	83,964
		$ 1,272,775
Kazakhstan — 0.7%
Freedom Holding Corp.(1)(2)	1,000	$ 153,660
Halyk Savings Bank of Kazakhstan JSC GDR(5)	8,992	240,135
Kaspi.KZ JSC ADR	2,740	204,925
KCell JSC GDR(1)(3)(5)	96,329	0
NAC Kazatomprom JSC GDR(5)	13,900	813,150
		$ 1,411,870
Kenya — 0.6%
British American Tobacco Kenya PLC	16,600	$ 57,713
East African Breweries PLC	101,980	179,803
Equity Group Holdings PLC	387,300	198,615

Parametric
Emerging Markets Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Kenya (continued)
KCB Group PLC	434,620	$ 208,514
Safaricom PLC	2,987,972	705,417
		$ 1,350,062
Kuwait — 1.4%
Agility Global PLC	437,335	$ 129,743
Agility Public Warehousing Co. KSC	155,083	76,165
Boubyan Bank KSCP	31,280	72,990
Boubyan Petrochemicals Co. KSCP	2,441	4,884
Burgan Bank SAK	84,871	65,432
Gulf Bank KSCP	134,884	154,107
Kuwait Finance House KSCP	234,518	614,002
Mabanee Co. KPSC	149,705	491,649
Mobile Telecommunications Co. KSCP	213,804	369,499
National Bank of Kuwait SAKP	169,370	580,049
National Industries Group Holding SAK	279,344	264,962
		$ 2,823,482
Lithuania — 0.5%
Apranga PVA	65,809	$ 238,125
Artea bankas AB	277,296	258,662
KN Energies AB	205,439	75,796
Rokiskio Suris	91,153	475,678
		$ 1,048,261
Malaysia — 2.1%
Axiata Group Bhd.	157,050	$ 94,177
CelcomDigi Bhd.	79,844	68,639
CIMB Group Holdings Bhd.	90,800	158,019
Dialog Group Bhd.	363,831	170,215
Gamuda Bhd.	65,400	78,546
Genting Bhd.	165,500	133,461
Genting Malaysia Bhd.	265,500	147,625
Globetronics Technology Bhd.(1)	582,200	46,445
Hartalega Holdings Bhd.	212,408	61,230
Hong Leong Bank Bhd.	15,800	77,533
IGB Real Estate Investment Trust	192,600	123,725
IHH Healthcare Bhd.	308,400	607,211
IJM Corp. Bhd.	69,480	41,060
Inari Amertron Bhd.	321,600	200,455
IOI Properties Group Bhd.	142,658	71,529
Kossan Rubber Industries Bhd.	210,000	59,524
Kuala Lumpur Kepong Bhd.	14,600	71,407
Magnum Bhd.	192,167	63,796
Malayan Banking Bhd.	64,187	151,275
Malaysian Pacific Industries Bhd.	6,600	47,128
Security	Shares	Value
Malaysia (continued)
Maxis Bhd.	70,100	$ 63,611
MISC Bhd.	43,400	80,712
Nestle Malaysia Bhd.	2,600	70,145
Petronas Chemicals Group Bhd.	66,900	62,227
Petronas Dagangan Bhd.	56,900	308,085
Petronas Gas Bhd.	19,600	86,525
Press Metal Aluminium Holdings Bhd.	79,740	120,452
Public Bank Bhd.	95,290	95,930
SD Guthrie Bhd.	81,539	102,783
Sports Toto Bhd.	282,081	93,579
Supermax Corp. Bhd.(1)	264,664	29,943
Telekom Malaysia Bhd.	62,300	108,573
Tenaga Nasional Bhd.	30,638	97,069
Top Glove Corp. Bhd.(1)	696,800	104,669
VS Industry Bhd.	1,007,395	118,751
YTL Corp. Bhd.	289,669	179,440
Zetrix AI Bhd.	233,600	47,067
		$ 4,242,561
Mauritius — 0.5%
Alteo Ltd.	245,799	$ 62,559
CIEL Ltd.	812,195	156,234
ENL Ltd.	18,473	2,603
Lighthouse Properties PLC	313,039	145,730
MCB Group Ltd.	36,102	370,520
Miwa Sugar Ltd.(1)	245,799	29,626
Newenlrogers Ltd.(1)	112,929	55,365
Phoenix Beverages Ltd.	10,244	142,356
Riveo Ltd.(1)	58,200	26,675
SBM Holdings Ltd.	497,363	71,659
Sun Ltd., Class A	58,200	53,321
United Basalt Products Ltd.	21,996	28,823
		$ 1,145,471
Mexico — 5.6%
Alfa SAB de CV, Series A(2)	202,406	$ 153,288
Alsea SAB de CV	101,300	280,315
America Movil SAB de CV, Series B(2)	1,723,905	1,961,587
Arca Continental SAB de CV(2)	17,480	169,150
Bolsa Mexicana de Valores SAB de CV	46,975	89,558
Cemex SAB de CV, Series CPO	663,339	672,676
Coca-Cola Femsa SAB de CV(2)	15,795	135,646
Controladora Alpek SAB de CV(1)(2)	202,406	31,377
Corp. Inmobiliaria Vesta SAB de CV(2)	97,400	295,684
El Puerto de Liverpool SAB de CV, Class C1	47,180	229,875
FIBRA Macquarie Mexico(4)	109,968	177,691

Parametric
Emerging Markets Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Mexico (continued)
Fibra Uno Administracion SA de CV	263,790	$ 384,358
Fomento Economico Mexicano SAB de CV, Series UBD	41,056	386,793
Genomma Lab Internacional SAB de CV, Class B(2)	76,500	74,694
Gruma SAB de CV, Class B(2)	5,355	90,694
Grupo Aeroportuario del Centro Norte SAB de CV(2)	21,300	262,500
Grupo Aeroportuario del Pacifico SAB de CV, Class B(2)	24,687	512,728
Grupo Aeroportuario del Sureste SAB de CV, Class B(2)	13,130	397,282
Grupo Bimbo SAB de CV, Series A(2)	52,145	180,080
Grupo Carso SAB de CV, Series A1(2)	28,800	204,577
Grupo Elektra SAB de CV(1)	2,213	44,442
Grupo Financiero Banorte SAB de CV, Class O	36,700	344,530
Grupo Financiero Inbursa SAB de CV, Class O(2)	83,300	201,810
Grupo Mexico SAB de CV, Series B(2)	141,079	1,217,341
Grupo Televisa SAB ADR(2)	64,200	169,488
Industrias Penoles SAB de CV(1)(2)	9,580	404,728
Kimberly-Clark de Mexico SAB de CV, Class A(2)	47,400	91,874
Megacable Holdings SAB de CV	48,300	138,230
Nemak SAB de CV(1)(4)	951,700	198,244
Orbia Advance Corp. SAB de CV(2)	49,699	44,995
Prologis Property Mexico SA de CV	127,376	510,574
Promotora y Operadora de Infraestructura SAB de CV	12,415	160,386
Ternium SA ADR(2)	3,000	108,090
Vista Energy SAB de CV ADR(1)(2)	16,200	784,890
Wal-Mart de Mexico SAB de CV(2)	121,180	401,139
		$ 11,511,314
Morocco — 0.6%
Attijariwafa Bank	2,768	$ 231,398
Bank of Africa	1,899	49,456
Banque Centrale Populaire	1,923	63,917
Co. Sucrerie Marocaine et de Raffinage	5,010	116,955
Itissalat Al-Maghrib	18,101	233,678
Label Vie	198	99,070
LafargeHolcim Maroc SA	440	92,296
Societe d'Exploitation des Ports	2,476	265,403
TAQA Morocco SA	215	56,604
TotalEnergies Marketing Maroc SA	316	63,180
		$ 1,271,957
Oman — 0.7%
Bank Muscat SAOG	333,660	$ 293,033
National Bank of Oman SAOG	149,081	141,256
Oman Cement Co. SAOG	72,148	89,669
Oman Flour Mills Co. SAOG	42,841	52,150
Oman Telecommunications Co. SAOG	83,628	225,504
Omani Qatari Telecommunications Co. SAOG	140,637	85,460
Security	Shares	Value
Oman (continued)
Ominvest SAOG	80,025	$ 64,998
OQ Gas Networks SAOC	173,800	83,172
Renaissance Services SAOG	46,857	33,828
Sembcorp Salalah Power & Water Co. SAOG	410,180	205,589
Sohar International Bank SAOG	256,089	106,614
		$ 1,381,273
Pakistan — 0.6%
Engro Holdings Ltd.	94,273	$ 73,490
Fauji Fertilizer Co. Ltd.	72,390	126,236
Habib Bank Ltd.	32,318	34,884
Hub Power Co. Ltd.	173,453	134,107
IBEX Holdings Ltd.(1)	1,700	63,529
Lucky Cement Ltd.	74,155	121,557
Mari Energies Ltd.	38,667	96,455
MCB Bank Ltd.	26,276	33,982
Meezan Bank Ltd.	37,700	60,989
Millat Tractors Ltd.	24,000	42,935
Nishat Mills Ltd.	60,771	31,255
Oil & Gas Development Co. Ltd.	66,800	61,314
Pakistan Petroleum Ltd.	75,671	50,519
Pakistan State Oil Co. Ltd.	39,045	62,429
Systems Ltd.	208,000	114,113
United Bank Ltd.	57,336	78,568
		$ 1,186,362
Panama — 0.3%
Banco Latinoamericano de Comercio Exterior SA, Class E	6,100	$ 262,361
Copa Holdings SA, Class A	2,134	267,198
		$ 529,559
Peru — 1.3%
Alicorp SAA	14,637	$ 40,000
Cia de Minas Buenaventura SAA ADR	24,350	554,449
Credicorp Ltd.	2,800	730,800
Ferreycorp SAA	38,476	37,602
Southern Copper Corp.(2)	8,917	1,237,680
		$ 2,600,531
Philippines — 1.0%
Aboitiz Equity Ventures, Inc.	59,700	$ 28,892
Aboitiz Power Corp.	133,700	93,666
Ayala Corp.	6,835	54,317
Ayala Land, Inc.	86,531	29,230
Ayala Land, Inc. GDR, PFC Shares(1)(3)	3,951,800	0
Bank of the Philippine Islands	32,774	58,692

Parametric
Emerging Markets Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Philippines (continued)
BDO Unibank, Inc.	44,235	$ 100,322
Bloomberry Resorts Corp.	250,900	13,631
D&L Industries, Inc.	493,300	37,802
Emperador, Inc.	380,500	103,270
First Gen Corp.	165,322	43,259
Globe Telecom, Inc.	2,461	61,705
GT Capital Holdings, Inc.	4,440	41,184
International Container Terminal Services, Inc.	21,950	197,976
JG Summit Holdings, Inc.	122,158	49,683
Jollibee Foods Corp.	26,326	96,858
Manila Electric Co.	10,790	107,106
Manila Water Co., Inc.	295,100	174,203
Megaworld Corp.	1,361,400	46,056
PLDT, Inc.	7,100	134,938
Puregold Price Club, Inc.	337,403	218,137
Semirara Mining & Power Corp.	86,520	48,579
SM Investments Corp.	9,901	122,518
SM Prime Holdings, Inc.	178,329	67,878
Universal Robina Corp.	50,455	62,535
Wilcon Depot, Inc.	170,900	22,365
		$ 2,014,802
Poland — 2.7%
Allegro.eu SA(1)(4)	33,900	$ 316,552
Asseco Poland SA	5,976	347,604
Bank Polska Kasa Opieki SA	5,843	299,172
Budimex SA	2,710	430,239
CD Projekt SA	6,300	432,857
Cyfrowy Polsat SA(1)	27,364	98,198
Eurocash SA(1)	100,652	219,521
Grupa Azoty SA(1)(2)	9,267	46,962
Grupa Kety SA	575	144,712
KGHM Polska Miedz SA(1)	8,258	433,158
LPP SA	83	402,897
mBank SA(1)	735	195,723
Neuca SA	262	52,761
Orange Polska SA	75,376	183,699
ORLEN SA	26,532	719,119
PGE Polska Grupa Energetyczna SA(1)	51,434	155,962
Powszechna Kasa Oszczednosci Bank Polski SA	19,515	400,121
Powszechny Zaklad Ubezpieczen SA	11,835	189,232
Santander Bank Polska SA	762	100,353
Tauron Polska Energia SA(1)	129,348	350,162
		$ 5,519,004
Security	Shares	Value
Qatar — 1.2%
Aamal Co.	230,000	$ 49,873
Al Meera Consumer Goods Co. QSC	26,954	108,147
Al Rayan Bank	147,361	94,625
Barwa Real Estate Co.	143,634	103,611
Commercial Bank PSQC	49,707	56,505
Gulf International Services QSC	201,811	170,898
Industries Qatar QSC	98,345	342,268
Medicare Group	45,960	81,897
Mesaieed Petrochemical Holding Co.	49,000	16,785
Ooredoo QPSC	39,870	148,120
Qatar Aluminum Manufacturing Co.	204,257	86,960
Qatar Electricity & Water Co. QSC	44,621	188,319
Qatar Gas Transport Co. Ltd.	228,433	277,043
Qatar Islamic Bank QPSC	27,137	182,743
Qatar National Bank QPSC	68,885	349,954
United Development Co. QSC	156,214	40,412
Vodafone Qatar PQSC	215,393	142,002
		$ 2,440,162
Romania — 0.7%
Banca Transilvania SA	40,456	$ 256,343
BRD-Groupe Societe Generale SA	18,077	88,711
MED Life SA(1)	112,800	216,351
OMV Petrom SA	1,857,597	396,905
Societatea Nationala de Gaze Naturale ROMGAZ SA	142,260	308,380
Societatea Nationala Nuclearelectrica SA	9,700	104,614
		$ 1,371,304
Russia(6) — 0.0%
Aeroflot PJSC(1)(3)	320,440	$ 0
Alrosa PJSC(1)(3)	177,900	0
Evraz PLC(1)(3)	34,831	0
Federal Grid Co.-Rosseti PJSC(1)(3)	78,095,360	0
GMK Norilskiy Nickel PAO(1)(3)	338,700	0
Inter RAO UES PJSC(1)(3)	6,829,769	0
Magnit PJSC(1)(3)	13,121	0
Magnitogorsk Iron & Steel Works PJSC(1)(3)	182,710	0
MMC Norilsk Nickel PJSC ADR(1)(3)	5	0
Mobile TeleSystems PJSC(1)(3)	89,417	0
Moscow Exchange MICEX-Rates PJSC(1)(3)	47,890	0
Novatek PJSC(1)(3)	23,410	0
OGK-2 PJSC(1)(3)	12,211,000	0
PhosAgro PJSC(1)(3)	2,547	0
PhosAgro PJSC GDR(1)(3)(5)	49	0
PhosAgro PJSC GDR(1)(3)(5)	2	0
PIK-Spetsializirovannyy Zastroyshchik PAO(1)(3)	20,850	0

Parametric
Emerging Markets Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Russia (continued)
Rostelecom PJSC(1)(3)	107,057	$ 0
RusHydro PJSC(1)(3)	16,550,080	0
Sberbank of Russia PJSC(1)(3)	123,888	0
Severstal PAO GDR(1)(3)(5)	13,622	0
Sistema AFK PAO(1)(3)	453,878	0
Surgutneftegas PAO, PFC Shares(1)(3)	260,300	0
Unipro PJSC(1)(3)	1,521,000	0
		$ 0
Saudi Arabia — 4.0%
Abdullah Al Othaim Markets Co.	23,030	$ 46,758
ACWA Power Co.(1)	600	38,761
Ades Holding Co.	17,000	76,822
Advanced Petrochemical Co.(1)	4,088	41,228
Al Hammadi Holding	8,581	79,940
Al Moammar Information Systems Co.	1,700	68,278
Al Rajhi Bank	10,900	308,079
Alandalus Property Co.	10,258	54,698
Aldrees Petroleum and Transport Services Co.	2,362	96,676
Almarai Co. JSC	23,145	306,861
Arabian Centres Co. Ltd.(4)	8,297	48,482
Arabian Internet & Communications Services Co.	2,600	174,624
Arriyadh Development Co.	9,090	71,399
Astra Industrial Group Co.	1,316	52,237
Banque Saudi Fransi	23,210	110,457
Catrion Catering Holding Co.	3,323	85,679
Dallah Healthcare Co.	3,734	153,342
Dar Al Arkan Real Estate Development Co.(1)	39,620	182,467
Dr. Sulaiman Al Habib Medical Services Group Co.	7,270	528,208
Elm Co.	2,385	603,353
Emaar Economic City(1)	14,344	48,705
Etihad Etisalat Co.	9,420	169,951
Fawaz Abdulaziz Al Hokair & Co.(1)	16,655	107,450
Herfy Food Services Co.(1)	4,801	26,762
Jarir Marketing Co.	70,160	265,722
Leejam Sports Co. JSC	1,692	57,778
Maharah Human Resources Co.	37,080	54,700
Mobile Telecommunications Co. Saudi Arabia	27,145	83,074
Mouwasat Medical Services Co.	5,978	122,530
Nahdi Medical Co.	3,400	105,254
National Agriculture Development Co.(1)	11,300	62,836
National Co. for Learning & Education	1,400	64,660
National Gas & Industrialization Co.	7,147	169,510
National Medical Care Co.	1,900	89,776
Riyad Bank	16,422	119,245
SABIC Agri-Nutrients Co.	2,468	80,580
Security	Shares	Value
Saudi Arabia (continued)
Sahara International Petrochemical Co.	6,353	$ 32,018
Saudi Arabian Mining Co.(1)	12,078	207,642
Saudi Arabian Oil Co.(4)	98,752	682,326
Saudi Awwal Bank	4,956	42,763
Saudi Basic Industries Corp.	9,127	148,556
Saudi Ceramic Co.	10,566	86,177
Saudi Chemical Co. Holding	71,250	140,153
Saudi Electricity Co.	79,968	341,382
Saudi Ground Services Co.	9,867	116,696
Saudi Industrial Investment Group	9,147	39,612
Saudi Kayan Petrochemical Co.(1)	11,609	18,256
Saudi National Bank	20,920	222,600
Saudi Pharmaceutical Industries & Medical Appliances Corp.(1)	9,738	78,657
Saudi Public Transport Co.(1)	16,000	54,103
Saudi Telecom Co.	52,115	627,810
Saudia Dairy & Foodstuff Co.	1,526	116,948
Savola Group(1)	7,032	46,147
Seera Group Holding(1)	22,676	187,652
United Electronics Co.	4,423	104,615
United International Transportation Co.	3,246	64,061
Yanbu National Petrochemical Co.	5,300	48,734
		$ 8,163,790
Slovenia — 0.6%
Cinkarna Celje DD	1,370	$ 53,504
Krka DD Novo mesto	3,284	785,855
Luka Koper	1,000	78,666
Petrol DD Ljubljana	2,020	111,403
Pozavarovalnica Sava DD	1,965	160,805
Telekom Slovenije DD	481	50,570
Zavarovalnica Triglav DD	1,406	93,804
		$ 1,334,607
South Africa — 5.4%
Anglogold Ashanti PLC	5,904	$ 404,801
Aspen Pharmacare Holdings Ltd.	54,491	308,640
AVI Ltd.	13,138	73,058
Bid Corp. Ltd.	13,100	324,280
Bidvest Group Ltd.	42,642	554,702
Capitec Bank Holdings Ltd.	932	206,203
Clicks Group Ltd.	13,500	284,647
DataTec Ltd.	72,300	299,863
Discovery Ltd.	12,290	154,409
Equites Property Fund Ltd.(2)	104,000	101,380
Exxaro Resources Ltd.	51,110	520,531

Parametric
Emerging Markets Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
South Africa (continued)
FirstRand Ltd.	36,935	$ 175,290
Fortress Real Estate Investments Ltd., Class B	66,018	88,813
Foschini Group Ltd.	12,308	65,334
Gold Fields Ltd.	15,697	605,215
Growthpoint Properties Ltd.	255,900	240,606
Harmony Gold Mining Co. Ltd.	18,553	308,695
Hyprop Investments Ltd.	31,700	94,004
Impala Platinum Holdings Ltd.	18,462	197,857
Kumba Iron Ore Ltd.	2,760	54,968
Life Healthcare Group Holdings Ltd.	258,186	176,740
Mr. Price Group Ltd.	12,155	145,226
MTN Group Ltd.	121,000	1,208,852
Naspers Ltd., Class N	22,535	1,582,768
NEPI Rockcastle NV	38,480	312,063
Netcare Ltd.	149,337	125,941
Pick n Pay Stores Ltd.(1)	14,362	23,445
Redefine Properties Ltd.	579,291	180,483
Resilient REIT Ltd.	17,563	71,579
Reunert Ltd.	30,146	97,160
Sanlam Ltd.	28,912	151,718
Sasol Ltd.(1)	10,993	68,779
Shoprite Holdings Ltd.	21,115	353,183
Sibanye Stillwater Ltd.(1)(2)	48,312	128,206
SPAR Group Ltd.(1)	14,831	93,279
Standard Bank Group Ltd.	16,101	236,763
Telkom SA SOC Ltd.	33,018	92,356
Thungela Resources Ltd.	2,700	11,931
Tiger Brands Ltd.	10,940	207,020
Valterra Platinum Ltd.	1,244	76,940
Vodacom Group Ltd.	50,500	408,810
Wilson Bayly Holmes-Ovcon Ltd.	12,023	104,977
Woolworths Holdings Ltd.	46,024	138,963
Zeda Ltd.	41,807	29,639
		$ 11,090,117
South Korea — 5.7%
Alteogen, Inc.(1)	757	$ 258,852
Amorepacific Corp.	852	72,162
Amorepacific Holdings Corp.	2,180	38,799
BGF Retail Co. Ltd.	520	37,783
Celltrion Pharm, Inc.(1)	1,487	66,441
Celltrion, Inc.	5,372	661,216
CJ CheilJedang Corp.	423	68,028
CJ Logistics Corp.	566	32,680
Coway Co. Ltd.	2,548	159,326
DL E&C Co. Ltd.	1,924	57,555
Security	Shares	Value
South Korea (continued)
E-MART, Inc.	1,232	$ 62,405
GS Holdings Corp.	1,569	52,737
Hankook Tire & Technology Co. Ltd.	1,479	48,019
Hanmi Pharm Co. Ltd.	352	104,756
Hanwha Solutions Corp.	3,687	78,833
HD Hyundai Co. Ltd.	1,210	173,796
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	993	330,054
HLB, Inc.(1)	1,969	67,017
Hugel, Inc.(1)	653	119,817
HYBE Co. Ltd.	500	119,439
Hyundai Department Store Co. Ltd.	1,615	91,492
Hyundai Engineering & Construction Co. Ltd.	2,645	129,956
Hyundai Glovis Co. Ltd.	1,516	200,361
Hyundai Mobis Co. Ltd.	792	175,141
Hyundai Motor Co.	1,500	304,184
Hyundai Steel Co.	3,449	79,682
Kakao Corp.	5,676	258,682
Kangwon Land, Inc.	5,706	67,554
KB Financial Group, Inc.	3,231	263,758
Kia Corp.	3,041	255,075
Korea Electric Power Corp.	4,640	138,894
Korea Zinc Co. Ltd.	283	204,994
Krafton, Inc.(1)	763	147,677
KT&G Corp.	3,552	334,285
Kumho Petrochemical Co. Ltd.	743	60,395
LG Chem Ltd.	652	181,353
LG Corp.	1,914	107,645
LG Electronics, Inc.	909	55,752
LG H&H Co. Ltd.	461	91,915
LG Uplus Corp.	7,151	76,441
Medytox, Inc.	351	29,556
Mezzion Pharma Co. Ltd.(1)	1,597	69,261
NAVER Corp.	2,921	547,443
NCSoft Corp.	372	57,420
Orion Corp.	1,268	88,297
POSCO Holdings, Inc.	619	134,629
S-1 Corp.	1,533	80,613
Samsung Biologics Co. Ltd.(1)(4)	429	366,771
Samsung C&T Corp.	554	87,671
Samsung Electro-Mechanics Co. Ltd.	443	75,939
Samsung Electronics Co. Ltd.	29,314	2,206,646
Samsung SDI Co. Ltd.	523	117,843
Samsung SDS Co. Ltd.	570	73,111
Shinhan Financial Group Co. Ltd.	1,769	90,860
SK Hynix, Inc.	3,240	1,260,663
SK Innovation Co. Ltd.	1,810	163,452

Parametric
Emerging Markets Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
South Korea (continued)
SK, Inc.	563	$ 97,767
S-Oil Corp.(1)	2,051	103,235
Yuhan Corp.	2,343	193,838
Zyle Motors Corp.(1)(3)	5,113	0
		$ 11,679,966
Sri Lanka — 0.7%
Aitken Spence PLC	109,000	$ 58,627
Ceylon Tobacco Co. PLC	8,180	45,537
Chevron Lubricants Lanka PLC	64,215	38,809
Commercial Bank of Ceylon PLC	215,184	144,927
Dialog Axiata PLC	1,107,719	105,541
Hatton National Bank PLC	123,656	160,404
John Keells Holdings PLC	4,786,870	331,695
Lanka IOC PLC	93,858	41,836
Melstacorp PLC	426,058	265,494
Sampath Bank PLC	293,638	141,825
Teejay Lanka PLC	251,029	32,882
		$ 1,367,577
Taiwan — 7.6%
Accton Technology Corp.	3,000	$ 104,330
Acer, Inc.	119,519	116,450
Advantech Co. Ltd.	9,565	97,155
Airtac International Group	4,178	123,230
ASE Technology Holding Co. Ltd.	23,561	188,506
Asia Cement Corp.	51,000	60,111
Asustek Computer, Inc.	7,325	165,483
AUO Corp.	150,269	59,092
Catcher Technology Co. Ltd.	12,183	78,559
Cathay Financial Holding Co. Ltd.	71,295	147,958
Center Laboratories, Inc.	139,834	154,363
Chailease Holding Co. Ltd.	13,543	45,269
Cheng Shin Rubber Industry Co. Ltd.	110,672	114,732
China Airlines Ltd.	124,000	80,390
China Motor Corp.	14,926	28,252
China Steel Corp.	335,734	202,583
Chong Hong Construction Co. Ltd.	15,000	38,366
Chunghwa Telecom Co. Ltd.	139,746	595,451
CTBC Financial Holding Co. Ltd.	134,275	182,357
Delta Electronics, Inc.	12,151	390,823
Eclat Textile Co. Ltd.	7,159	95,147
EVA Airways Corp.	81,861	96,094
Evergreen International Storage & Transport Corp.	46,500	86,516
Evergreen Marine Corp. Taiwan Ltd.	34,576	216,899
Far Eastern Department Stores Ltd.	70,990	49,904
Security	Shares	Value
Taiwan (continued)
Far Eastern New Century Corp.	139,695	$ 120,213
Far EasTone Telecommunications Co. Ltd.	73,084	219,482
Feng Hsin Steel Co. Ltd.	32,260	66,357
Feng TAY Enterprise Co. Ltd.	20,160	79,796
Formosa Chemicals & Fibre Corp.	108,014	102,208
Formosa Petrochemical Corp.	79,320	115,327
Formosa Plastics Corp.	125,183	154,694
Formosa Taffeta Co. Ltd.	98,149	47,473
Fubon Financial Holding Co. Ltd.	69,674	206,205
Giant Manufacturing Co. Ltd.	18,868	62,163
Great Wall Enterprise Co. Ltd.	56,455	95,349
Highwealth Construction Corp.	72,681	92,052
Hiwin Technologies Corp.	17,069	123,240
Hon Hai Precision Industry Co. Ltd.	45,443	377,967
Hotai Motor Co. Ltd.	12,240	224,401
Huaku Development Co. Ltd.	15,015	50,790
Innolux Corp.	183,091	78,855
International Games System Co. Ltd.	16,000	373,874
Inventec Corp.	89,966	133,523
Largan Precision Co. Ltd.	795	57,061
Lien Hwa Industrial Holdings Corp.	93,004	145,896
Lite-On Technology Corp.	34,000	197,251
Makalot Industrial Co. Ltd.	13,260	115,692
MediaTek, Inc.	6,462	274,050
Medigen Vaccine Biologics Corp.(1)	20,759	23,844
Mega Financial Holding Co. Ltd.	120,913	158,964
Merida Industry Co. Ltd.	17,657	57,223
momo.com, Inc.	4,365	33,069
Nan Kang Rubber Tire Co. Ltd.	83,830	98,527
Nan Ya Plastics Corp.	125,214	168,488
Nien Made Enterprise Co. Ltd.	11,000	131,778
Novatek Microelectronics Corp.	9,000	114,670
Oneness Biotech Co. Ltd.(1)	22,697	47,699
Pegatron Corp.	23,028	55,401
Polaris Group(1)	27,979	31,118
Pou Chen Corp.	151,819	144,455
President Chain Store Corp.	20,664	160,022
Quanta Computer, Inc.	12,508	121,305
Realtek Semiconductor Corp.	6,002	100,225
Ruentex Development Co. Ltd.	73,133	70,838
Ruentex Industries Ltd.	46,302	80,776
St. Shine Optical Co. Ltd.	22,000	93,364
TA Chen Stainless Pipe Co. Ltd.	71,008	84,640
Tainan Spinning Co. Ltd.	147,822	60,509
Taiwan Fertilizer Co. Ltd.	37,000	57,838
Taiwan High Speed Rail Corp.	104,000	92,439

Parametric
Emerging Markets Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Taiwan (continued)
Taiwan Mobile Co. Ltd.	76,296	$ 271,526
Taiwan Semiconductor Manufacturing Co. Ltd.	79,369	3,838,258
Tatung Co. Ltd.	81,700	95,762
TCC Group Holdings Co. Ltd.	172,073	123,458
Teco Electric & Machinery Co. Ltd.	120,000	451,623
Tong Yang Industry Co. Ltd.	20,608	64,656
TTY Biopharm Co. Ltd.	94,096	243,235
Tung Ho Steel Enterprise Corp.	32,200	65,690
Unimicron Technology Corp.	21,000	110,681
Uni-President Enterprises Corp.	211,831	541,211
United Microelectronics Corp.	102,090	154,179
Voltronic Power Technology Corp.	4,000	156,703
Walsin Lihwa Corp.	79,873	77,365
Wei Chuan Foods Corp.	179,000	87,567
Yageo Corp.	15,116	121,667
Yang Ming Marine Transport Corp.	68,621	128,023
Yieh Phui Enterprise Co. Ltd.(1)	92,154	44,139
		$ 15,594,874
Thailand — 4.7%
Advanced Info Service PCL(7)	63,400	$ 592,228
Airports of Thailand PCL(7)	209,700	267,446
Asset World Corp. PCL(7)	613,200	41,667
B Grimm Power PCL(7)	72,100	36,094
Bangkok Bank PCL(7)	17,300	84,774
Bangkok Chain Hospital PCL(7)	316,800	110,607
Bangkok Dusit Medical Services PCL, Class F(7)	746,100	435,386
Bangkok Expressway & Metro PCL(7)	471,900	75,287
Bangkok Land PCL(7)	2,263,800	34,956
Banpu PCL(7)	131,633	20,536
BTS Group Holdings PCL(1)(7)	331,100	30,138
Bumrungrad Hospital PCL(7)	65,400	347,140
Carabao Group PCL(7)	27,500	38,196
Central Pattana PCL(7)	81,600	135,329
Central Retail Corp. PCL(7)	154,166	97,583
Charoen Pokphand Foods PCL(7)	188,700	123,030
Chularat Hospital PCL(7)	1,881,100	91,208
CP ALL PCL(7)	183,700	261,192
CP Axtra PCL(7)	83,872	50,801
CPN Retail Growth Leasehold REIT(7)	146,500	51,687
Delta Electronics (Thailand) PCL(7)	422,400	2,825,352
Electricity Generating PCL(7)	12,700	48,309
Energy Absolute PCL(1)(7)	252,000	23,804
Global Power Synergy PCL, Class F(7)	43,300	55,503
Gulf Development PCL(1)(7)	346,489	473,267
Hana Microelectronics PCL(7)	140,900	100,907
Security	Shares	Value
Thailand (continued)
Home Product Center PCL(7)	409,255	$ 82,812
Indorama Ventures PCL(7)	172,600	101,842
Jasmine International PCL(1)(7)	603,355	26,304
Jaymart Group Holdings PCL(7)	164,100	39,516
Kasikornbank PCL(7)	32,000	184,451
KCE Electronics PCL(7)	152,800	120,371
Land & Houses PCL(7)	489,100	58,880
Mega Lifesciences PCL(7)	111,800	101,972
Minor International PCL(7)	159,544	113,452
PTG Energy PCL(7)	277,800	68,599
PTT Exploration & Production PCL(7)	81,298	269,389
PTT Global Chemical PCL(7)	131,900	102,896
PTT Oil & Retail Business PCL(7)	223,900	101,638
PTT PCL(7)	462,500	439,841
Samart Corp. PCL(7)	297,700	55,270
SCB X PCL(7)	45,300	183,465
SCG Packaging PCL(7)	137,600	77,369
Siam Cement PCL(7)	30,500	192,430
Siam Global House PCL(7)	121,414	25,880
Sri Trang Agro-Industry PCL(7)	89,600	32,930
Stecon Group PCL(1)(7)	251,357	63,786
Thai Beverage PCL(7)	371,300	136,842
Thai Oil PCL(7)	63,600	70,338
True Corp. PCL(1)(7)	1,343,814	469,291
VGI PCL(7)	729,400	28,190
WHA Corp. PCL(7)	1,020,100	102,591
		$ 9,702,772
Tunisia — 0.4%
Banque de Tunisie	38,193	$ 74,227
Banque Internationale Arabe de Tunisie	3,152	112,388
Banque Nationale Agricole	24,362	97,072
Carthage Cement(1)	150,032	90,337
Euro Cycles SA	8,418	34,112
Poulina Group	32,719	189,133
Societe D'Articles Hygieniques SA	16,810	73,948
Societe Frigorifique et Brasserie de Tunis SA	57,148	234,826
Telnet Holding	12,212	26,460
		$ 932,503
Turkey — 4.0%
AG Anadolu Grubu Holding AS	62,000	$ 37,796
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS(1)	289,000	197,289
Akbank TAS	87,196	125,901
Aksa Akrilik Kimya Sanayii AS	399,624	117,746
Aksa Enerji Uretim AS(1)	121,924	150,636

Parametric
Emerging Markets Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Turkey (continued)
Anadolu Efes Biracilik Ve Malt Sanayii AS	217,800	$ 75,187
Arcelik AS(1)	40,551	106,531
Aselsan Elektronik Sanayi Ve Ticaret AS	34,112	164,916
Aygaz AS	17,910	84,067
Baticim Bati Anadolu Cimento Sanayii AS(1)	564,200	58,878
Bera Holding AS(1)	62,496	27,274
BIM Birlesik Magazalar AS	34,552	442,473
Can2 Termik AS(1)	873,025	50,206
Coca-Cola Icecek AS	88,600	108,307
Dogan Sirketler Grubu Holding AS	178,300	72,399
Dogus Otomotiv Servis ve Ticaret AS	18,700	80,164
EGE Endustri VE Ticaret AS	280	54,413
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	301,130	144,334
Enerjisa Enerji AS(4)	68,903	135,078
Enerya Enerji AS	1,117,241	259,385
Enka Insaat ve Sanayi AS	89,018	164,218
Eregli Demir ve Celik Fabrikalari TAS	248,228	162,062
Fenerbahce Futbol AS(1)	17,500	4,232
Ford Otomotiv Sanayi AS	82,410	194,306
Gubre Fabrikalari TAS(1)	7,200	54,150
Haci Omer Sabanci Holding AS	44,727	86,585
Hektas Ticaret TAS(1)	652,874	55,362
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS(1)	42,459	78,575
Is Gayrimenkul Yatirim Ortakligi AS(1)	221,310	103,318
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	97,127	63,189
KOC Holding AS	35,594	144,952
Logo Yazilim Sanayi Ve Ticaret AS	49,980	198,674
Mavi Giyim Sanayi Ve Ticaret AS, Class B(4)	123,040	117,819
MIA Teknoloji AS(1)	162,900	144,211
Migros Ticaret AS	6,379	68,709
MLP Saglik Hizmetleri AS(1)(4)	21,619	172,758
ODAS Elektrik Uretim ve Sanayi Ticaret AS(1)	368,337	51,615
Oyak Cimento Fabrikalari AS	202,799	102,298
Pegasus Hava Tasimaciligi AS(1)	16,800	83,764
Petkim Petrokimya Holding AS(1)	175,096	71,403
Reeder Teknoloji Sanayi VE Ticaret AS(1)	173,700	41,937
Sasa Polyester Sanayi AS(1)	1,202,800	87,761
Selcuk Ecza Deposu Ticaret ve Sanayi AS	85,509	158,134
Sinpas Gayrimenkul Yatirim Ortakligi AS(1)	1,363,146	158,424
Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS(1)	118,700	76,393
Sok Marketler Ticaret AS(1)	51,800	54,444
Tofas Turk Otomobil Fabrikasi AS	18,438	115,619
Torunlar Gayrimenkul Yatirim Ortakligi AS	78,100	142,535
Turk Altin Isletmeleri AS(1)	105,052	66,999
Turk Hava Yollari AO	22,374	154,932
Security	Shares	Value
Turkey (continued)
Turk Telekomunikasyon AS(1)	174,514	$ 211,562
Turkcell Iletisim Hizmetleri AS	316,189	748,624
Turkiye Is Bankasi AS, Class C	315,539	94,710
Turkiye Petrol Rafinerileri AS	234,703	1,101,706
Turkiye Sise ve Cam Fabrikalari AS	78,410	68,453
Ulker Biskuvi Sanayi AS	16,690	42,823
Yapi ve Kredi Bankasi AS(1)	133,100	106,180
Ziraat Gayrimenkul Yatirim Ortakligi AS	379,600	208,843
Zorlu Enerji Elektrik Uretim AS(1)	903,000	71,870
		$ 8,327,129
United Arab Emirates — 2.3%
Abu Dhabi Commercial Bank PJSC	41,744	$ 163,774
Abu Dhabi National Oil Co. for Distribution PJSC	433,000	423,180
ADNOC Drilling Co. PJSC	407,000	618,334
ADNOC Gas PLC	75,600	71,831
Agthia Group PJSC	56,748	59,766
Air Arabia PJSC	212,497	225,478
Aldar Properties PJSC	44,073	107,984
Apex Investment Co. PSC(1)	127,200	133,257
Borouge PLC	162,000	110,758
Dana Gas PJSC	421,411	95,005
Dubai Electricity & Water Authority PJSC	861,560	651,828
Dubai Investments PJSC	212,181	191,870
Dubai Islamic Bank PJSC	109,508	283,277
Emaar Development PJSC	62,700	254,691
Emaar Properties PJSC	47,938	185,503
Emirates Telecommunications Group Co. PJSC	111,500	588,696
Fertiglobe PLC	170,700	116,175
First Abu Dhabi Bank PJSC	66,119	313,867
Modon Holding PSC(1)	107,300	106,607
Multiply Group PJSC(1)	159,900	129,923
		$ 4,831,804
Vietnam — 2.8%
Bank for Foreign Trade of Vietnam JSC	216,725	$ 490,688
Bao Viet Holdings	28,030	54,136
FLC Faros Construction JSC(1)(3)	2	0
Gelex Group JSC	166,425	278,323
Gemadept Corp.	55,866	144,602
Hoa Phat Group JSC(1)	932,694	947,353
Hoa Sen Group	110,622	70,354
KIDO Group Corp.(1)	33,828	66,360
Kinh Bac City Development Holding Corp.(1)	38,613	51,350
Masan Group Corp.(1)	103,896	314,298
Novaland Investment Group Corp.(1)	94,187	48,930

Parametric
Emerging Markets Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Vietnam (continued)
PetroVietnam Drilling & Well Services JSC	109,672	$ 90,377
Petrovietnam Fertilizer & Chemicals JSC	111,198	101,299
PetroVietnam Gas JSC	37,745	88,486
PetroVietnam Power Corp.(1)	169,700	92,470
PetroVietnam Technical Services Corp.	27,400	34,155
Phat Dat Real Estate Development Corp.(1)	37,402	31,994
Phu Nhuan Jewelry JSC	4	14
Saigon Beer Alcohol Beverage Corp.	29,220	50,908
Thaiholdings JSC(1)	48,620	55,246
Vietjet Aviation JSC(1)	109,066	774,700
Vietnam Construction and Import-Export JSC	90,743	89,731
Vietnam Dairy Products JSC	100,392	219,776
Vincom Retail JSC(1)	132,380	167,388
Vingroup JSC(1)	156,347	1,136,838
Vinh Hoan Corp.	28,080	62,890
Vinhomes JSC(1)(4)	101,620	383,247
		$ 5,845,913
Total Common Stocks (identified cost $131,248,048)		$205,990,005

Rights — 0.0%†
Security	Shares	Value
Morocco — 0.0%†
Bank of Africa, Exp. 10/26/26(1)	37	$ 22
Total Rights (identified cost $0)		$ 22

Short-Term Investments — 0.9%
Affiliated Fund — 0.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.00%(8)	509,546	$ 509,546
Total Affiliated Fund (identified cost $509,546)		$ 509,546

Securities Lending Collateral — 0.6%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.06%(9)	1,324,459	$ 1,324,459
Total Securities Lending Collateral (identified cost $1,324,459)		$ 1,324,459
Total Short-Term Investments (identified cost $1,834,005)		$ 1,834,005

Total Investments — 101.0% (identified cost $133,082,053)	$207,824,032
Other Assets, Less Liabilities — (1.0)%	$ (2,144,508)
Net Assets — 100.0%	$205,679,524
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at October 31, 2025. The aggregate market value of securities on loan at October 31, 2025 was $14,895,630 and the total market value of the collateral received by the Fund was $15,654,096, comprised of cash of $1,324,459 and U.S. government and/or agencies securities of $14,329,637.
(3)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2025, the aggregate value of these securities is $6,530,778 or 3.2% of the Fund's net assets.
(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At October 31, 2025, the aggregate value of these securities is $1,284,688 or 0.6% of the Fund's net assets.
(6)	Trading of securities has been sanctioned.
(7)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.
(8)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of October 31, 2025.
(9)	Represents investment of cash collateral received in connection with securities lending.

Parametric
Emerging Markets Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Financials	12.3%	$25,140,315
Information Technology	12.2	23,827,093
Communication Services	10.2	21,043,889
Materials	10.0	20,764,024
Industrials	9.9	20,192,471
Consumer Discretionary	9.7	20,072,445
Consumer Staples	8.4	18,059,983
Energy	8.0	16,635,883
Health Care	8.2	16,411,723
Utilities	6.6	12,707,138
Real Estate	4.6	11,135,063
Short-Term Investments	0.9	1,834,005
Total Investments	101.0%	$207,824,032
Abbreviations:
ADR	– American Depositary Receipt
BDR	– Brazilian Depositary Receipt
GDR	– Global Depositary Receipt
PCL	– Public Company Limited
PFC Shares	– Preference Shares
The Fund did not have any open derivative instruments at October 31, 2025.
Affiliated Investments
At October 31, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $509,546, which represents 0.3% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended October 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$779,580	$7,768,452	$(8,038,486)	$ —	$ —	$509,546	$6,634	509,546
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

Parametric
Emerging Markets Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At October 31, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Africa	$ 358,639	$ 17,908,002	$ —	$ 18,266,641
Asia	4,921,113	99,583,543	0	104,504,656
Developed Europe	89,505	1,079,795	—	1,169,300
Emerging Europe	83,380	25,469,017	0	25,552,397
Latin America	29,530,435	5,268,028	—	34,798,463
Middle East	89,460	21,609,088	—	21,698,548
Total Common Stocks	$35,072,532	$170,917,473**	$0	$205,990,005
Rights	$ 22	$ —	$ —	$ 22
Short-Term Investments:
Affiliated Fund	509,546	—	—	509,546
Securities Lending Collateral	1,324,459	—	—	1,324,459
Total Investments	$36,906,559	$170,917,473	$0	$207,824,032
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended October 31, 2025 is not presented.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.